DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2025	$ 198
Unrealized Losses During 2025	(526)
Net change	(328)	$ 60
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2025	14
Unrealized Losses During 2025	(157)
Net change	(143)	79
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2025	156
Unrealized Losses During 2025	(369)
Net change	(213)	1
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2025	28
Unrealized Losses During 2025	0
Net change	$ 28	$ (20)